Goodwill And Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Jul. 31, 2011	Jan. 31, 2011
Goodwill And Intangible Assets
Schedule Of Changes In Goodwill By Segment

	DS	HECS	ICS	Total
	(in millions)
Goodwill at January 31, 2011	$405	$634	$625	$1,664
Acquisitions	—	14	—	14
Adjustments	—	1	(5)	(4)

Goodwill at July 31, 2011	$405	$649	$620	$1,674

	DS	HECS	ICS	Total
	(in millions)
Goodwill at January 31, 2009	$378	$410	$448	$1,236
Acquisitions	2	105	74	181
Foreign currency translation	—	1	—	1
Adjustments	2	—	—	2

Goodwill at January 31, 2010	$382	$516	$522	$1,420
Acquisitions	—	140	103	243
Adjustments	23	(22)	—	1

Goodwill at January 31, 2011	$405	$634	$625	$1,664

Schedule Of Intangible Assets Including Estimates Of Assets Acquired

	July 31, 2011			January 31, 2011
	Gross carrying value	Accumulated amortization	Net carrying value	Gross carrying value	Accumulated amortization	Net carrying value
	(in millions)
Finite-lived intangible assets:
Customer relationships	$127	$76	$51	$121	$65	$56
Software and technology	169	48	121	157	37	120
Other	2	1	1	2	1	1

Total finite-lived intangible assets	298	125	173	280	103	177
Indefinite-lived intangible assets:
In-process research and development	19	—	19	30	—	30
Trade names	4	—	4	4	—	4

Total indefinite-lived intangible assets	23	—	23	34	—	34

Total intangible assets	$321	$125	$196	$314	$103	$211

	January 31
	2011			2010
	Gross carrying value	Accumulated amortization	Net carrying value	Gross carrying value	Accumulated amortization	Net carrying value
	(in millions)
Finite-lived intangible assets:
Customer relationships	$121	$65	$56	$117	$47	$70
Software and technology	157	37	120	58	31	27
Other	2	1	1	2	1	1

Total finite-lived intangible assets	280	103	177	177	79	98
Indefinite-lived intangible assets:
In-process research and development	30	—	30	3	—	3
Trade names	4	—	4	4	—	4

Total indefinite-lived intangible assets	34	—	34	7	—	7

Total intangible assets	$314	$103	$211	$184	$79	$105

Schedule Of Amortization Expense For Finite-Lived Intangible Assets

Fiscal Year Ending January 31
(in millions)
2012 (remainder of the fiscal year)	$20
2013	36
2014	32
2015	23
2016	19
2017	14
2018 and thereafter	29

$173

Year Ending January 31
(in millions)
2012	$40
2013	32
2014	28
2015	20
2016	17
2017 and thereafter	40

$177